Metropolitan Tower Life Insurance Company

200 Park Avenue

New York, NY 10166

Heather Harker

Assistant General Counsel

Legal Affairs

Phone: 917-287-6472

March 6, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   General American Separate Account Twenty-Nine

     File No. 811-07252

Ladies and Gentlemen:

The Annual Reports dated December 31, 2025, of the underlying funds (each a “Periodic Report”) are incorporated herein by reference as the reports sent to contract owners of General American Separate Account Twenty Nine of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Report for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452; and

The Periodic Report for certain portfolios of Brighthouse Funds Trust II is incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Heather Harker

Heather Harker, Esq.

Assistant General Counsel

Metropolitan Tower Life Insurance Company